Foreign Exchange Transactions, Net (Details) - Schedule of foreign exchange transactions, net - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of foreign exchange transactions, net [Abstract]
Gain (loss) from accounting hedges	$ 199,208	$ (17,156)	$ 113,374
Exchange difference, net	15,107	(2,651)	6,284
Indexed foreign currency	(230,277)	176,469	(88,772)
Total	$ (15,962)	$ 156,662	$ 30,886